Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Issue of preferred shares and limited recourse capital notes [member]	Common shares [member]	Contributed surplus [member]		Retained earnings [member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Debt securities at FVOCI [member]	Non-controlling interests [member]
Balance at beginning of period at Oct. 31, 2020		$ 3,575	$ 13,908	$ 117		$ 22,119				$ 1,173	$ 274	$ (283)	$ (40)	$ 2	$ 309	$ 181
Net income attributable to equity shareholders	$ 1,621					1,621
Net income attributable to non-controlling interests	4															4
Net gains (losses) on equity securities designated at FVOCI														24
Net change in securities measured at FVOCI															30
Net change in foreign currency translation adjustments										(619)
Net change in cash flow hedges	(24)										(24)
Net change in post-employment defined benefit plans	199											199
Net change attributable to changes in credit risk	(35)												(35)
Dividends and distributions							$ (30)	$ (653)								0
Premium on purchase of common shares for cancellation						0
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(3)
Issue of equity		0	99
Compensation expense arising from equity-settled share-based awards				6
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						3
Purchase of common shares for cancellation, Amount			0
Exercise of stock options and settlement of other equity-settled share-based awards				(5)
Treasury shares			(16)
Other				1	[1]	0										(8)
Balance at end of period at Jan. 31, 2021	41,929	3,575	13,991	119		23,060			$ 1,007	554	250	(84)	(75)	23	339	177
Balance at beginning of period at Jul. 31, 2021		3,575	14,252	117		25,055				187	292	380	(45)	54	241	177
Net income attributable to equity shareholders	1,436					1,436
Net income attributable to non-controlling interests	4															4
Net gains (losses) on equity securities designated at FVOCI														30
Net change in securities measured at FVOCI															(48)
Net change in foreign currency translation adjustments										(129)
Net change in cash flow hedges	(155)										(155)
Net change in post-employment defined benefit plans	254											254
Net change attributable to changes in credit risk	17												17
Dividends and distributions							(47)	(657)								(6)
Premium on purchase of common shares for cancellation						0
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(9)
Issue of equity		750	99
Compensation expense arising from equity-settled share-based awards				2
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						9
Purchase of common shares for cancellation, Amount			0
Exercise of stock options and settlement of other equity-settled share-based awards				(14)
Treasury shares			0
Other				5	[1]	(3)										7
Balance at end of period at Oct. 31, 2021	45,830	4,325	14,351	110		25,793			1,069	58	137	634	(28)	75	193	182
Net income attributable to equity shareholders	1,864					1,864
Net income attributable to non-controlling interests	5															5
Net gains (losses) on equity securities designated at FVOCI														19
Net change in securities measured at FVOCI															(183)
Net change in foreign currency translation adjustments										435
Net change in cash flow hedges	(65)										(65)
Net change in post-employment defined benefit plans	106											106
Net change attributable to changes in credit risk	39												39
Dividends and distributions							$ (41)	$ (726)								(2)
Premium on purchase of common shares for cancellation						(105)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(22)
Issue of equity		0	135
Compensation expense arising from equity-settled share-based awards				9
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						22
Purchase of common shares for cancellation, Amount			(29)
Exercise of stock options and settlement of other equity-settled share-based awards				(6)
Treasury shares			0
Other				3	[1]	0										4
Balance at end of period at Jan. 31, 2022	$ 47,292	$ 4,325	$ 14,457	$ 116		$ 26,807			$ 1,398	$ 493	$ 72	$ 740	$ 11	$ 72	$ 10	$ 189

[1]	Includes the portion of the estimated tax benefit related to employee stock options that is incremental to the amount recognized in the interim consolidated statement of income.